Trade and other receivables (Details 3) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Balance at the beginning of year		$ (6,059,201)	$ (4,154,752)
First application effect IFRS 9		0	(192,377)
Initial balance restated		(6,059,201)	(4,347,129)
Estimate of expected credit losses up 12 months		(903,754)	(474,984)
Estimate of expected credit losses longer than 12 months		(964,554)	(1,222,877)
Sub total of impairment estimate for accounts receivable		(1,868,308)	(1,697,861)
Provision of repaired portfolio		(129,841)	(149,303)
Uncollectible accounts		1,389,330	527,545
Add back of unused provisions		441,106	597,359
Estimates resulting from business combinations	[1]	0	(1,354,559)
Effect of translation into presentation currency		434,093	364,747
Total		$ (5,792,821)	$ (6,059,201)

[1]	See Note 15 – Business Combinations, letter a).